FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          May 13, 2010



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $257,379
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107      100444     3164  X                            100444       0       0
Alaska Communications Systems             COM      01167P101     40700      330  X                             40700       0       0
AltiGen Communications Inc                COM      21489109     267600      187  X                            267600       0       0
American Dental Partners                  COM      25353103    1004139    13104  X                           1004139       0       0
American Express Company                  COM      25816109      17476      721  X                             17476       0       0
American Public Education                 COM      2913V103     163704     7629  X                            163704       0       0
Automatic Data Processing                 COM      53015103      14899      663  X                             14899       0       0
AutoZone Inc.                             COM      53332102       3390      587  X                              3390       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      609  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207       5450      443  X                              5450       0       0
BIDZ.com Inc.                             COM      08883T200   1483192     3011  X                           1483192       0       0
Brookfield Asset Management Inc           COM      112585104     33978      864  X                             33978       0       0
Choice Hotels International               COM      169905106     10000      348  X                             10000       0       0
Conagra Food Inc                          COM      205887102     10000      251  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     1535  X                             30000       0       0
Corporate Executive Board                 COM      21988R102    202440     5383  X                            202440       0       0
Emerson Electric Co                       COM      291011104     11208      564  X                             11208       0       0
Exelon Corp                               COM      30161N101      6853      300  X                              6853       0       0
Female Health Company                     COM      314462102    546833     3921  X                            546833       0       0
Greenlight Capital Re LTD                 CL A     G4095J109    248951     6642  X                            248951       0       0
Hallmark Financial Services               COM      40624Q203   2033179    18299  X                           2033179       0       0
HEICO Corp                                CL A     422806208     26717     1060  X                             26717       0       0
Hospitality Properties Trust              COM      44106M102     23915      573  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2487937    46500  X                           2487937       0       0
International Assets Holding Corp         COM      459028106   1971855    29538  X                           1971855       0       0
Interval Leisure Group                    COM      46113M108    243991     3553  X                            243991       0       0
iShares Trust Treas Inflat                US TIP B 464287176      5426      564  X                              5426       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      628  X                              9600       0       0
Leucadia National Corp.                   COM      527288104     24214      601  X                             24214       0       0
Level 3 Communications                    COM      52729N100     14500       23  X                             14500       0       0
Lockheed Martin Corporation               COM      539830109      9582      797  X                              9582       0       0
Microsoft Corp.                           COM      594918104     30695      899  X                             30695       0       0
Morningstar, Inc.                         COM      617700109     93564     4499  X                             93564       0       0
MSCI, Inc.                                CL A     55354G100     68786     2483  X                             68786       0       0
National Retail Properties, Inc.          COM      637417106     14000      320  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000     1014  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    193068     2027  X                            193068       0       0
OneBeacon Insurance Group                 CL A     G67742109    228872     3948  X                            228872       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      127  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      172  X                             10000       0       0
Rentrak Corp                              COM      760174102    492704    10618  X                            492704       0       0
Sears Holdings Corp                       COM      812350106      7332      795  X                              7332       0       0
SPDR Series Trust                         IN SC ETF78463X871      8322      223  X                              8322       0       0
SPDR Series Trust                         IN TR ETF78464A516     12582      704  X                             12582       0       0
Stamps.com                                COM      852857200   1024374    10346  X                           1024374       0       0
Stratasys Inc.                            COM      862685104    857331    20945  X                            857331       0       0
Tandy Leather Factory Inc.                COM      87538X105   1643372     6442  X                           1643372       0       0
TravelCenters of America                  COM      894174101     30000      106  X                             30000       0       0
Travelzoo Inc.                            COM      89421Q106    295188     4431  X                            295188       0       0
Utah Medical Products                     COM      917488108    329098     9258  X                            329098       0       0
Walgreens Co                              COM      931422109     23935      888  X                             23935       0       0
Washington Post Co                        CL B     939640108      1227      545  X                              1227       0       0
Weight Watcher's International            COM      948626106    131744     3363  X                            131744       0       0
Western Union Co                          COM      959802109     34505      585  X                             34505       0       0
Winmark Corp                              COM      974250102    844500    19559  X                            844500       0       0
Winthrop Realty Trust, Inc.               COM      976391102     11725      141  X                             11725       0       0
XCEL Energy Inc.                          COM      98389B100     26000      551  X                             26000       0       0